Prepayment and Other Current Assets (Details) - USD ($)	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Feb. 26, 2019
Prepayment and Other Current Assets (Details) [Line Items]
Equity interest rate		100.00%
Cash consideration		$ 400,000
Other receivables			$ 400,000
Additional interest rate	10.00%
Discount to market price	20.00%
Yushu Kingo [Member]
Prepayment and Other Current Assets (Details) [Line Items]
Advance payment				$ 4,937,664